CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Non controlling Interest
Beginning Balance at Dec. 31, 2008	$ 860,732	$ 12,131	$ 601,872	$ (46,550)	$ 293,279	$ 0
Beginning Balance (in shares) at Dec. 31, 2008		121,305
Other comprehensive loss, net of tax	(4,220)	0	0	(4,213)	0	(7)
Common stock purchases (in shares)		(72)
Common stock purchases	(488)	(7)	(481)	0	0	0
Exercise of stock options (in shares)	418	418
Exercise of stock options	1,306	42	1,264	0	0	0
Issuance of warrants (in shares)		0
Issuance of warrants	367	0	367	0	0	0
Share-based compensation (in shares)		2,342
Share-based compensation	6,014	233	5,781	0	0	0
Tax benefits from share-based compensation	(580)	0	(580)	0	0	0
Net income (loss)	(156,676)	0	0	0	(156,121)	(555)
Purchase of Geostream	36,685	0	0	0	0	36,685
Ending Balance at Dec. 31, 2009	743,140	12,399	608,223	(50,763)	137,158	36,123
Ending Balance (in shares) at Dec. 31, 2009		123,993
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(831)	0	0	(571)	0	(260)
Common stock purchases (in shares)		(302)
Common stock purchases	(3,098)	(30)	(3,068)	0	0	0
Exercise of stock options (in shares)	454
Exercise of stock options and warrants (in shares)		507
Exercise of stock options and warrants	4,100	50	4,050	0	0	0
Issuance of shares in acquisition (in shares)		15,807
Issuance of shares in acquisition	153,963	1,581	152,382	0	0	0
Share-based compensation (in shares)		1,651
Share-based compensation	12,111	166	11,945	0	0	0
Tax benefits from share-based compensation	2,069	0	2,069	0	0	0
Net income (loss)	70,349	0	0	0	73,495	(3,146)
Ending Balance at Dec. 31, 2010	981,803	14,166	775,601	(51,334)	210,653	32,717
Ending Balance (in shares) at Dec. 31, 2010		141,656
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(9,594)	0	0	(7,958)	0	(1,636)
Common stock purchases (in shares)		(384)
Common stock purchases	(5,681)	(39)	(5,642)	0	0	0
Exercise of stock options (in shares)	647
Exercise of stock options and warrants (in shares)		728
Exercise of stock options and warrants	8,000	73	7,927	0	0	0
Issuance of shares in acquisition (in shares)		7,549
Issuance of shares in acquisition	117,919	755	117,164	0	0	0
Share-based compensation (in shares)		1,184
Share-based compensation	15,609	118	15,491	0	0	0
Tax benefits from share-based compensation	4,859	0	4,859	0	0	0
Sale of equity method investment, net of tax	1,061	0	0	1,061	0	0
Net income (loss)	100,655	0	0	0	101,461	(806)
Ending Balance at Dec. 31, 2011	$ 1,214,631	$ 15,073	$ 915,400	$ (58,231)	$ 312,114	$ 30,275
Ending Balance (in shares) at Dec. 31, 2011		150,733